Financial Risk Management - Capital Management - Additional disclosures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Financial Risk Management.
Net earnings attributable to shareholders of Fairfax	$ 3,874.9	$ 4,381.8
Cash consideration for cancellation of shares	1,588.4	273.6
Net unrealized foreign currency translation losses net of hedges	477.2
Changes in capitalization	555.5	$ 319.3
Payments of common and preferred share dividends	$ 411.7
Percentage of consolidated net debt/net total capital ratio	24.60%	22.40%
Percentage of consolidated total debt/total capital ratio	29.30%	26.00%
National Association of Insurance Commissioners
Financial Risk Management.
Capital and surplus, regulatory minimum requirement multiplier	2	2
Bermuda Monetary Authority
Financial Risk Management.
Target capital level percentage	120.00%
Office of the Superintendent of Financial Institutions
Financial Risk Management.
Minimum supervisory target	150.00%
Common shareholders' equity
Financial Risk Management.
Changes in capitalization	$ 42.0	$ 67.2
Odyssey Group, Crum & Forster, Zenith National, Allied World and U.S. Run-off excluding TIG Insurance | National Association of Insurance Commissioners | Minimum
Financial Risk Management.
Capital and surplus, actual multiplier	3.3	3.2
TIG Insurance | National Association of Insurance Commissioners | Minimum
Financial Risk Management.
Capital and surplus, actual multiplier	2.1	2
Northbridge | Office of the Superintendent of Financial Institutions
Financial Risk Management.
Weighted average MCT ratio	227.00%	255.00%
Brit
Financial Risk Management.
Subordinated debt and contingent funding in the form of letters of credit	$ 2,853.3	$ 2,977.9
Surplus over the management capital requirements	$ 988.0	$ 1,050.5
Gulf Insurance
Financial Risk Management.
Regulatory solvency capital	960.20%	998.00%
Ordinary shares
Financial Risk Management.
Equity in stock	$ 22,959.8	$ 21,615.0
Subordinate voting shares
Financial Risk Management.
Purchases for cancellation (in shares) | shares	1,346,953	364,723
Subordinate voting shares | Common shareholders' equity
Financial Risk Management.
Cash consideration for cancellation of shares	$ 1,588.4